PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Diversified REITs 3.4%
Essential Properties Realty Trust, Inc.	255,200	$7,569,232
Health Care REITs 19.3%
American Healthcare REIT, Inc.	209,736	9,870,176
National Health Investors, Inc.	60,545	4,623,822
Welltower, Inc.	150,253	27,888,459
		42,382,457
Hotel & Resort REITs 2.3%
Ryman Hospitality Properties, Inc.	22,823	2,159,512
Sunstone Hotel Investors, Inc.	317,817	2,841,284
		5,000,796
Industrial REITs 15.1%
First Industrial Realty Trust, Inc.	96,450	5,523,691
LXP Industrial Trust	113,571	5,630,850
Prologis, Inc.	172,610	22,035,393
		33,189,934
Office REITs 3.7%
Hudson Pacific Properties, Inc.*	87,988	952,910
Piedmont Realty Trust, Inc.	356,126	2,970,091
SL Green Realty Corp.	91,548	4,199,307
		8,122,308
Residential REITs 11.5%
Equity Residential	46,917	2,957,648
Independence Realty Trust, Inc.	410,895	7,182,445
Mid-America Apartment Communities, Inc.	13,319	1,850,142
Sun Communities, Inc.	11,893	1,473,662
UDR, Inc.	198,096	7,266,161
Veris Residential, Inc.	313,983	4,672,067
		25,402,125
Retail REITs 20.0%
Acadia Realty Trust	86,342	1,773,465
Agree Realty Corp.	112,278	8,087,384
Curbline Properties Corp.	164,795	3,824,892
Kimco Realty Corp.	1,442	29,229
Kite Realty Group Trust	74,875	1,794,754
Macerich Co. (The)	1,441	26,601
NETSTREIT Corp.(a)	283,162	4,994,978
Realty Income Corp.	83,433	4,703,118
Regency Centers Corp.	66,869	4,615,967
Simon Property Group, Inc.	75,841	14,038,928
		43,889,316
Specialized REITs 23.4%
CubeSmart	200,182	7,216,561
Digital Realty Trust, Inc.	59,551	9,213,135
EPR Properties	27,544	1,374,446
Equinix, Inc.	18,159	13,912,699
Iron Mountain, Inc.	123,244	10,223,090

PGIM US Real Estate Fund

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
National Storage Affiliates Trust	153,328	$4,325,383
Smartstop Self Storage REIT, Inc.	166,779	5,160,142
		51,425,456

Total Long-Term Investments (cost $192,619,769)		216,981,624

Short-Term Investments 3.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	2,093,436	2,093,436
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $4,910,155; includes $4,876,183 of cash collateral for securities on loan)(b)(wb)	4,913,145	4,910,197

Total Short-Term Investments (cost $7,003,591)		7,003,633

TOTAL INVESTMENTS 101.9% (cost $199,623,360)		223,985,257
Liabilities in excess of other assets (1.9)%		(4,108,693)

Net Assets 100.0%		$219,876,564

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,778,676; cash collateral of $4,876,183 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2